Interest in subsidiary (Detail) - Rakita Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Net cash used in operating activities	$ 4,297	$ 7,269	$ 40,518	$ (11,076)
Net cash used in investing activities	(15,587)	(699)	(24,059)	(4,728)
Net cash provided by financing activities	(13,250)	(1,763)	(15,974)	(12,080)
Decrease in cash and cash equivalents	(24,540)	4,807	485	(27,884)
Rakita [Member]
Statement Line Items [Line Items]
Net cash used in operating activities	(301)	(11,750)	(7,950)	(22,412)
Net cash used in investing activities	(10,041)	661	(11,941)	(1,970)
Net cash provided by financing activities	15,532	9,200	24,961	20,400
Decrease in cash and cash equivalents	$ 5,190	$ (1,889)	$ 5,070	$ (3,982)